UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 340 Soquel Avenue, Suite 115
         Santa Cruz, CA  95062

13F File Number:  028-NEW  (OLD 028-03929)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     November 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-03929                      Formerly dba SCHARF JEFFREY ROBERT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $563,526 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    12410   315925 SH       SOLE                        0    44435   271490
AFLAC INC                      COM              001055102    28983   678129 SH       SOLE                        0    94226   583903
ALCON INC                      COM SHS          H01301102    20663   149006 SH       SOLE                        0     3520   145486
AUTOMATIC DATA PROCESSING IN   COM              053015103    19194   488403 SH       SOLE                        0    48439   439964
BECTON DICKINSON & CO          COM              075887109    25217   361537 SH       SOLE                        0    47767   313770
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    25594     7702 SH       SOLE                        0     1094     6608
CADBURY PLC                    SPONS ADR        12721E102     7093   138500 SH       SOLE                        0    15700   122800
CADBURY PLC ORD                Ordinary         G1843B107    25201  1963460 SH       SOLE                        0   317500  1645960
CANADIAN NATL RY CO            COM              136375102    19652   401149 SH       SOLE                        0     8659   392490
DISNEY WALT CO                 COM DISNEY       254687106    24181   880608 SH       SOLE                        0   134596   746012
DST SYS INC DEL                COM              233326107    24187   539883 SH       SOLE                        0    43388   496495
FISERV INC                     COM              337738108    29113   604010 SH       SOLE                        0    78429   525581
GENL AMERN INVS PREF B         Preferred B      368802401     3567   146499 SH       SOLE                        0     1360   145139
GOLDMAN SACHS SER D PFD        Preferred D      38144G804     7274   386937 SH       SOLE                        0   194213   192724
GRAINGER W W INC               COM              384802104    20140   225377 SH       SOLE                        0     5025   220352
HEWLETT PACKARD CO             COM              428236103    25318   536277 SH       SOLE                        0    82282   453995
JOHNSON & JOHNSON              COM              478160104    24218   397726 SH       SOLE                        0    57650   340076
MCDONALDS CORP                 COM              580135101    25542   447562 SH       SOLE                        0    67806   379756
MCKESSON CORP                  COM              58155Q103    30022   504143 SH       SOLE                        0    38245   465898
MICROSOFT CORP                 COM              594918104    28334  1101621 SH       SOLE                        0   153516   948105
NESTLE S A REG B ADR           SPONSORED ADR    641069406    11962   281068 SH       SOLE                        0     3260   277808
NESTLE S A REG ORD             Ordinary         H57312466    13738   322816 SH       SOLE                        0    86528   236288
NOVARTIS A G                   SPONSORED ADR    66987V109    26846   532876 SH       SOLE                        0    78353   454523
QUALCOMM INC                   COM              747525103      221     4920 SH       SOLE                        0        0     4920
SAP AG                         SPON ADR         803054204    17057   349031 SH       SOLE                        0     8475   340556
SPDR GOLD TRUST                GOLD SHS         78463V107    20441   206789 SH       SOLE                        0     6065   200724
SUNCOR ENERGY INC              COM              867229106    24515   709355 SH       SOLE                        0   112438   596917
WAL MART STORES INC            COM              931142103    22843   465325 SH       SOLE                        0    70070   395255